Schedule V-Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in valuation and qualifying accounts
Balance at Beginning of Year	$ 120	$ 386	$ 398
Charged to Costs and Expenses	(70)	(266)	(12)
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	50	120	386
Valuation allowance for mortgage loans on real estate
Movement in valuation and qualifying accounts
Balance at Beginning of Year	120	386	398
Charged to Costs and Expenses	(120)	(266)	(12)
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	0	120	$ 386
Valuation allowance for uncollectible accounts
Movement in valuation and qualifying accounts
Balance at Beginning of Year	0
Charged to Costs and Expenses	36
Charged to Other Accounts	0
Deductions	0
Balance at End of Year	36	0
Valuation allowance for Reinsurance Recoverables
Movement in valuation and qualifying accounts
Balance at Beginning of Year	0
Charged to Costs and Expenses	14
Charged to Other Accounts	0
Deductions	0
Balance at End of Year	$ 14	$ 0